Fair Value Measurement - Schedule of Fair Value Measurement of Assets and Liabilities Based on Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	$ 115,778	$ 11,439
Level 1 | Warrant Liability – Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	7,600	0
Level 3 | Tax Receivable Agreement
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	4,600	0
Level 3 | Legacy Fathom OpCo acquisitions contingent consideration
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	3,598	11,439
Level 3 | Sponsor Earnout Shares Liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	9,380	0
Level 3 | Fathom Earnout Shares Liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	64,300	0
Level 3 | Warrant liability – Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	$ 26,300	$ 0